UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Investment Partners
Address: 8097 Roswell Road, Building A
         Atlanta, GA  30350

Form 13F File Number: 028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Holbrook
Title:    Chief Compliance Officer
Phone:    770-685-7366

Signature, Place, and Date of Signing:

      /s/ Wayne Holbrook                Atlanta, GA               01/03/11
  ---------------------------          -------------          ----------------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           96

Form 13F Information Table Value Total:  $ 2,262,398
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      Cornerstone Investment Partners, LLC
                                    FORM 13F

                                December 31, 2010

                                                                                                             Voting Authority
                               Title of            Value    Shares/  Sh/ Put/ Invstmt    Other        ------------------------------
         Name of Issuer          class    CUSIP   (x$1000)  Prn Amt  Prn Call Dscretn   Managers       Sole       Shared      None
------------------------------------------------------------------------------------------------------------------------------------
ACE Limited                      COM    H0023R105   94,907  1,524,614  SH     Sole                    1,316,554             208,060
Flextronics International Ltd.   COM    Y2573F102   60,113  7,657,683  SH     Sole                    6,739,583             918,100
PartnerRe Ltd.                   COM    G6852T105   20,778    258,588  SH     Sole                      165,418              93,170
Research in Motion               COM    760975102   45,716    786,444  SH     Sole                      715,524              70,920
AGL Resources Inc.               COM    001204106    3,050     85,075  SH     Sole                       18,175              66,900
AT&T Inc.                        COM    00206R102   91,783  3,123,997  SH     Sole                    2,710,432             413,565
Advance Auto Parts Inc           COM    00751Y106   68,682  1,038,277  SH     Sole                      902,157             136,120
Allstate Corporation             COM    020002101      424     13,300  SH     Sole                       13,300
American Express Co.             COM    025816109      215      5,000  SH     Sole                        5,000
Apple Inc.                       COM    037833100      955      2,960  SH     Sole                        1,560               1,400
BE Aerospace Inc.                COM    073302101      540     14,580  SH     Sole                        8,790               5,790
Bank of America Corp             COM    060505104    2,032    152,293  SH     Sole                       14,541             137,752
Baxter International             COM    071813109      456      9,000  SH     Sole                        4,500               4,500
Bio-Rad Laboratories Cl A        COM    090572207      208      2,000  SH     Sole                        2,000
Bristol-Myers Squibb Co.         COM    110122108   57,662  2,177,561  SH     Sole                    1,790,671             386,890
Capital One Financial Corp.      COM    14040H105   67,608  1,588,545  SH     Sole                    1,275,670             312,875
Chesapeake Energy Corp           COM    165167107    6,747    260,410  SH     Sole                       97,410             163,000
Chevron Corp                     COM    166764100   75,365    825,919  SH     Sole                      678,219             147,700
Chubb Corp                       COM    171232101   84,900  1,423,546  SH     Sole                    1,218,921             204,625
Cisco Systems Inc.               COM    17275R102      202     10,000  SH     Sole                       10,000
Citigroup, Inc.                  COM    172967101    1,211    256,023  SH     Sole                      124,750             131,273
Coca-Cola Company                COM    191216100    8,449    128,460  SH     Sole                       27,654             100,806
ConAgra Foods, Inc.              COM    205887102    6,238    276,270  SH     Sole                       60,945             215,325
ConocoPhillips                   COM    20825C104  103,895  1,525,630  SH     Sole                    1,317,780             207,850
Cousins Properties Inc           COM    222795106    1,543    184,986  SH     Sole                       90,545              94,441
Deluxe Corporation               COM    248019101      892     38,750  SH     Sole                       38,750
DuPont de Nemours & Co.          COM    263534109      327      6,548  SH     Sole                        5,548               1,000
Duke Energy Corp                 COM    26441C105      590     33,105  SH     Sole                       32,105               1,000
Eli Lilly & Co.                  COM    532457108   59,933  1,710,417  SH     Sole                    1,403,692             306,725
Exelon Corp                      COM    30161N101   44,386  1,065,938  SH     Sole                      821,898             244,040
Exxon Mobil Corporation          COM    30231G102   12,100    165,475  SH     Sole                       86,375              79,100
Flowers Foods Inc                COM    343498101      826     30,696  SH     Sole                        9,545              21,151
Freeport-McMoRan Copper          COM    35671D857    1,207     10,050  SH     Sole                                           10,050
Gamestop Corp                    COM    36467W109   94,010  4,108,807  SH     Sole                    3,550,527             558,280
Gannett Co. Inc.                 COM    364730101      151     10,000  SH     Sole                       10,000
General Dynamics Corp.           COM    369550108   82,016  1,155,801  SH     Sole                    1,002,371             153,430
Goldman Sachs Group Inc          COM    38141G104    4,019     23,900  SH     Sole                                           23,900
Google Inc                       COM    38259P508   52,786     88,870  SH     Sole                       78,295              10,575
H&R Block Inc.                   COM    093671105      142     11,925  SH     Sole                       11,925
HCC Insurance Holdings Inc.      COM    404132102    2,497     86,297  SH     Sole                       67,697              18,600
Halliburton Company              COM    406216101    2,698     66,089  SH     Sole                       31,725              34,364
Harsco Corporation               COM    415864107    3,432    121,200  SH     Sole                       65,400              55,800
Hewlett-Packard Co               COM    428236103      256      6,069  SH     Sole                        5,569                 500
IBM Corp                         COM    459200101   73,424    500,297  SH     Sole                      455,202              45,095
ITT Corporation                  COM    450911102      374      7,180  SH     Sole                        6,880                 300
Ingram Micro Inc.                COM    457153104      947     49,615  SH     Sole                       49,615
Intel Corporation                COM    458140100   32,211  1,531,665  SH     Sole                    1,352,365             179,300
JPMorgan Chase & Co              COM    46625H100    5,305    125,050  SH     Sole                       13,150             111,900
Johnson & Johnson                COM    478160104   79,308  1,282,265  SH     Sole                    1,125,179             157,086
KBR, Inc.                        COM    48242W106    1,870     61,360  SH     Sole                       37,910              23,450
Lincoln Educational Systems      COM    533535100      987     63,660  SH     Sole                       42,075              21,585
McGraw-Hill Companies            COM    580645109   59,749  1,640,997  SH     Sole                    1,418,093             222,904
Merck & Co. Inc.                 COM    58933Y105   87,183  2,419,056  SH     Sole                    2,111,811             307,245
Microsoft Corporation            COM    594918104   71,932  2,577,274  SH     Sole                    2,270,694             306,580
Morgan Stanley                   COM    617446448   82,796  3,042,841  SH     Sole                    2,637,796             405,045
NII Holdings Inc.                COM    62913F201      885     19,815  SH     Sole                          215              19,600
Nike Inc cl B                    COM    654106103      303      3,550  SH     Sole                        3,550
Northrop Grumman Corp            COM    666807102    3,155     48,700  SH     Sole                          600              48,100
Nucor Corporation                COM    670346105    4,764    108,725  SH     Sole                       42,925              65,800
Old Republic Int'l Corp          COM    680223104      938     68,835  SH     Sole                       68,835
Oracle Corporation               COM    68389X105  112,616  3,597,945  SH     Sole                    3,182,095             415,850
PetSmart Inc.                    COM    716768106    1,336     33,549  SH     Sole                       13,635              19,914
Pfizer Inc.                      COM    717081103      213     12,163  SH     Sole                       12,163
Philip Morris Intl               COM    718172109    5,040     86,110  SH     Sole                       37,035              49,075
Polaris Industries Inc           COM    731068102      669      8,570  SH     Sole                        8,570
Raytheon Company                 COM    755111507    4,384     94,600  SH     Sole                       28,000              66,600
Regions Financial Corp           COM    7591EP100       74     10,510  SH     Sole                        1,510               9,000
SPDR DJIA ETF Trust              COM    78467X109      521      4,509  SH     Sole                        3,459               1,050
SPDR S&P 500 ETF Trust           COM    78462F103    1,183      9,405  SH     Sole                        8,715                 690
SUPERVALU, Inc.                  COM    868536103      267     27,705  SH     Sole                       27,705
Selective Insurance Group        COM    816300107      218     12,000  SH     Sole                       12,000
St. Jude Medical Inc.            COM    790849103   68,910  1,611,939  SH     Sole                    1,412,929             199,010
State Street Corp                COM    857477103    9,105    196,485  SH     Sole                      108,485              88,000
SunTrust Banks, Inc.             COM    867914103      948     32,130  SH     Sole                       32,130
Synovus Financial Corp           COM    87161C105      135     51,225  SH     Sole                       51,225
Sysco Corporation                COM    871829107      869     29,545  SH     Sole                       25,545               4,000
V.F. Corporation                 COM    918204108   57,923    672,112  SH     Sole                      566,687             105,425
Valero Energy Corp.              COM    91913Y100    2,572    111,230  SH     Sole                        2,780             108,450
Vanguard FTSE All-World ex-US    COM    922042775      177      3,702  SH     Sole                        3,702
Vanguard Growth ETF              COM    922908736      369      6,010  SH     Sole                        6,010
Vanguard Value ETF               COM    922908744      326      6,113  SH     Sole                        6,033                  80
Verizon Communications, Inc.     COM    92343V104    4,797    134,080  SH     Sole                       60,605              73,475
Wal-Mart Stores, Inc.            COM    931142103   80,992  1,501,803  SH     Sole                    1,285,583             216,220
Western Digital Corp.            COM    958102105   83,881  2,474,377  SH     Sole                    2,195,877             278,500
Whitney Holding Corp.            COM    966612103      246     17,400  SH     Sole                        8,400               9,000
Xerox Corporation                COM    984121103    3,874    336,284  SH     Sole                      129,275             207,009
iShr Russell 1000 Index          COM    464287622      737     10,550  SH     Sole                       10,550
BP PLC ADS                       ADR    055622104      449     10,159  SH     Sole                        7,042               3,117
Invesco Ltd.                     ADR    G491BT108      231      9,620  SH     Sole                        9,620
Nokia Corporation                ADR    654902204      644     62,450  SH     Sole                       61,950                 500
Norsk Hydro ASA                  ADR    656531605      302     41,500  SH     Sole                       41,500
Royal Dutch Shell CL A           ADR    780259206   62,553    936,698  SH     Sole                      901,193              35,505
Teva Pharmaceutical              ADR    881624209   82,739  1,587,174  SH     Sole                    1,418,019             169,155
American Funds- Growth Fnd of    MF     399874403      346     11,447  SH     Sole                       11,447
Hussman Strategic Growth Fund    MF     448108100      235     19,155  SH     Sole                       19,155
Vanguard Intermediate Term Bon   MF     921937306      439     39,129  SH     Sole                       39,129